N-2	Mar. 02, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001513363
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	FIDUS INVESTMENT CORP
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	1.50	% (1)
Offering Expenses born by us (as a percentage of offering price)	0.34	% (2)
Dividend reinvestment plan expenses	—	(3)

Total stockholder transaction expenses paid by us (as a percentage of offering price)	1.84%

(1)
Repr
ese
nts the Sales Agents’ commission of up to 1.50% with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)	The offering expenses of this offering are estimated to be approximately $1.4 million, of which we have incurred $0.9 million as of February 26, 2026.
(3)	The expenses of administering our dividend reinvestment plan are included in other expenses.

Sales Load [Percent]	1.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.34%	[3]
Other Transaction Expenses [Percent]	1.84%
Annual Expenses [Table Text Block]

Annual expenses (as a percentage of net assets attributable to common stock) (4) :
Base management fee	3.01	% (5)
Incentive fees payable under Investment Advisory Agreement	2.66	% (6)
Interest payments on borrowed funds	5.05	% (7)
Other expenses	1.36	% (8)

Total annual expenses, before base management fee waiver	12.08	% (9)
Base management fee waiver	(0.03	) % (10)

Total annual expenses, net of base management fee waiver	12.05	% (11)

(4)	Net assets attributable to common stock equals average net assets, which is calculated as the average of the net assets balances for the year ended December 31, 2025.
(5)
Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the year ended December 31, 2025. We may from time to time decide it is appropriate to change the terms of the investment advisory and management agreement by and between the Company and the Adviser (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 3.01% reflected in the table is calculated on our net assets (rather than our total assets). See Part I, Item 1. “Business - Management and Other Agreements-Investment Advisory Agreement” in our most recent Annual Report on
Form 10-K.

(6)
This item represents actual fees incurred on
pre-incentive
fee net investment income (income incentive fee) and actual fees payable for the capital gains incentive fee for the year ended December 31, 2025. As of December 31, 2025, there were no capital gains incentive fees payable in cash. For the year ended December 31, 2025, we accrued capital gains incentive fees (reversal) of $1.7 million in accordance with U.S. GAAP, which equals 0.25% of average net assets attributable to common stock; such amount has not been included in the estimated expenses figure reflected in the table above.

The incentive fee consists of two parts:
The first, payable quarterly in arrears, equals 20.0% of our pre-incentive
fee net investment income, expressed as a rate of return on the value of our net assets (including interest that is accrued but not yet received in cash), subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a
“catch-up”
provision measured as of the end of each calendar quarter.
Under
this provision, in any calendar quarter, our investment advisor receives no incentive fee until our pre-incentive
fee net investment income equals the hurdle rate of 2.0% but then receives, as a
“catch-up,”
100.0% of our
pre-incentive
fee net investment income with respect to that portion of such pre-incentive
fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive
fee net investment income exceeds 2.5% in any calendar quarter, our investment advisor will receive 20.0% of our pre-incentive
fee net investment income as if a hurdle rate did not apply.
The second part, payable annually in arrears, equals 20.0% of our realized capital gains net of realized capital losses and unrealized capital depreciation, if any, on a cumulative basis from inception through the end of the fiscal year (or upon the termination of the Investment Advisory Agreement, as of the termination date), less the aggregate amount of any previously paid capital gain incentive fees. In accordance with U.S. GAAP, we accrue the capital gains incentive fee in our consolidated financial statements considering the fair value of investments on that date (i.e., the amount of fee which would be payable under a hypothetical liquidation based on the fair value of investments as of that date), which differs from the calculation of the amount payable in cash by the inclusion of unrealized capital appreciation. See Part I, Item 1. “Business - Management and Other Agreements-Investment Advisory Agreement” in our most recent Annual Report on Form
10-K.
(7)
As of December 31, 2025, we had outstanding SBA debentures of $237.5 million; we had $125.0 million outstanding of our 3.50% notes due 2026 (the “November 2026 Notes”); we had $200.0 million outstanding of our 6.75% notes due 2030 (the “March 2030 Notes” and together with the November 2026 Notes, the “Notes”); we had secured borrowings outstanding of $12.0 million; we had outstanding borrowings of $83.9 million under our special purpose vehicle credit facility with ING Capital, LLC (the “SPV Credit Facility”), which has a total commitment of $225.0 million. Interest payments on borrowed funds is based on estimated annual interest and fee expenses on outstanding SBA debentures, the Notes, secured borrowings, and outstanding borrowings under the SPV Credit Facility as of December 31, 2025 with a weighted average stated interest rate of 5.230% as of that date. We also pay a commitment fee that varies depending on the size of the unused portion of the SPV Credit Facility: (1) if the utilized portion of the aggregate commitments as of the close of business on such day is less than 35% of the aggregate commitments (the “Minimum Utilization Amount”), the commitment fee will equal the sum of (a) the then applicable margin multiplied by (i) the Minimum Utilization Amount minus (ii) the aggregate outstanding principal balance of the advances on such day and (b) 0.50% multiplied by 65% of the commitments and (2) if the utilized portion of the aggregate commitments is greater than or equal to the Minimum Utilization Amount, the commitment fee will equal 0.50% multiplied by the unused amount of the commitments. We have estimated the annual interest expense on borrowed funds and caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.

(8)
Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the year ended December 31, 2025, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan, and payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by our administrator, expenses incurred in a money market fund, and our income tax provision (benefit) relating to deferred and current tax provision (benefit) for U.S. federal income taxes and excise, state and other taxes. See Part I, Item 1. “Business - Management and Other Agreements-Administration Agreement” in our most recent Annual Report on Form
10-K.
Other expenses exclude interest payments on borrowed funds and, for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the year ended December 31, 2025.

(9)
“Total annual expenses, before base management fee waiver” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets.

(10)
The Board of Directors accepted a voluntary,
non-contractual,
and unconditional waiver from the Investment Advisor to exclude any investments recorded as secured borrowings as defined under U.S. GAAP from the base management fee payable as of December 31, 2025. The base management fee waived for the year ended December 31, 2025 was $0.2 million.

(11)
The SEC requires that the “total annual expenses, net of base management fee waiver” percentage be calculated as a percentage of net assets (defined as total assets less total liabilities), rather than the total assets, including assets that have been purchased with borrowed amounts. If the “total annual expenses, net of base management fee waiver” percentage were calculated instead as a percentage of average consolidated total assets, our “total annual expenses, net of base management fee waiver” would be 6.58% of average consolidated total assets.

Management Fees [Percent]	3.01%	[4],[5]
Interest Expenses on Borrowings [Percent]	5.05%	[4],[6]
Incentive Fees [Percent]	2.66%	[4],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.36%	[4],[8]
Total Annual Expenses [Percent]	12.08%	[4],[9]
Waivers and Reimbursements of Fees [Percent]	(0.03%)	[4],[10]
Net Expense over Assets [Percent]	12.05%	[4],[11]
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above, including giving effect to the management fee waiver described in the table above. The stockholder transaction expenses described above are included in the following examples.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$135	$343	$523	$873
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return resulting entirely from net realized capital gains (all of which is subject to our incentive fee on capital gains)	$144	$365	$551	$902

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist you in understanding the costs and expenses that an investor in our common stock will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Moreover, the information set forth below does not include any transaction costs and expenses that investors will incur in connection with each offering of our securities pursuant to this prospectus supplement. Except where the context suggests otherwise, whenever this prospectus supplement or the accompanying prospectus contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, common stockholders will indirectly bear such fees or expenses.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the year ended December 31, 2025, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan, and payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by our administrator, expenses incurred in a money market fund, and our income tax provision (benefit) relating to deferred and current tax provision (benefit) for U.S. federal income taxes and excise, state and other taxes. See Part I, Item 1. “Business - Management and Other Agreements-Administration Agreement” in our most recent Annual Report on Form
10-K.
	Other expenses exclude interest payments on borrowed funds and, for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the year ended December 31, 2025.
Management Fee not based on Net Assets, Note [Text Block]	Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the year ended December 31, 2025. We may from time to time decide it is appropriate to change the terms of the investment advisory and management agreement by and between the Company and the Adviser (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 3.01% reflected in the table is calculated on our net assets (rather than our total assets). See Part I, Item 1. “Business - Management and Other Agreements-Investment Advisory Agreement” in our most recent Annual Report on
Form 10-K.

Acquired Fund Fees and Expenses, Note [Text Block]	The SEC requires that the “total annual expenses, net of base management fee waiver” percentage be calculated as a percentage of net assets (defined as total assets less total liabilities), rather than the total assets, including assets that have been purchased with borrowed amounts. If the “total annual expenses, net of base management fee waiver” percentage were calculated instead as a percentage of average consolidated total assets, our “total annual expenses, net of base management fee waiver” would be 6.58% of average consolidated total assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to provide attractive risk-adjusted returns by generating both current income from our debt investments and capital appreciation from our equity related investments. Our investment strategy includes partnering with business owners, management teams and financial sponsors by providing customized financing for ownership transactions, recapitalizations, strategic acquisitions, business expansion and other growth initiatives. We seek to maintain a diversified portfolio of investments in order to help mitigate the potential effects of adverse economic events related to particular companies, regions or industries. We generally invest in securities that would be rated below investment grade if they were rated by rating agencies. Below investment grade securities, which are often referred to as “high yield” or “junk,” have speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Fidus Investment Advisors, LLC serves as our investment adviser (the “Adviser”) and as our administrator.
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common stock
On a $1,000 investment, assuming a 5.0% annual return resulting entirely from net realized capital gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 144
Expense Example, Years 1 to 3	365
Expense Example, Years 1 to 5	551
Expense Example, Years 1 to 10	902
On a $1,000 investment, assuming a 5.0% annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	135
Expense Example, Years 1 to 3	343
Expense Example, Years 1 to 5	523
Expense Example, Years 1 to 10	$ 873

[1]	Represents the Sales Agents’ commission of up to 1.50% with respect to the shares of common stock being sold in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The expenses of administering our dividend reinvestment plan are included in other expenses.
[3]	The offering expenses of this offering are estimated to be approximately $1.4 million, of which we have incurred $0.9 million as of December 31, 2025.
[4]	Net assets attributable to common stock equals average net assets, which is calculated as the average of the net assets balances for the year ended December 31, 2025.
[5]	Our base management fee is 1.75% of the average value of our total assets (other than cash and cash equivalents but including assets purchased with borrowed amounts). This item represents actual base management fees incurred for the year ended December 31, 2025. We may from time to time decide it is appropriate to change the terms of the investment advisory and management agreement by and between the Company and the Adviser (the “Investment Advisory Agreement”). Under the 1940 Act, any material change to our Investment Advisory Agreement must be submitted to stockholders for approval. The 3.01% reflected in the table is calculated on our net assets (rather than our total assets). See Part I, Item 1. “Business - Management and Other Agreements-Investment Advisory Agreement” in our most recent Annual Report on Form 10-K.
[6]	As of December 31, 2025, we had outstanding SBA debentures of $237.5 million; we had $125.0 million outstanding of our 3.50% notes due 2026 (the “November 2026 Notes”); we had $200.0 million outstanding of our 6.75% notes due 2030 (the “March 2030 Notes” and together with the November 2026 Notes, the “Notes”); we had secured borrowings outstanding of $12.0 million; we had outstanding borrowings of $83.9 million under our special purpose vehicle credit facility with ING Capital, LLC (the “SPV Credit Facility”), which has a total commitment of $225.0 million. Interest payments on borrowed funds is based on estimated annual interest and fee expenses on outstanding SBA debentures, the Notes, secured borrowings, and outstanding borrowings under the SPV Credit Facility as of December 31, 2025 with a weighted average stated interest rate of 5.230% as of that date. We also pay a commitment fee that varies depending on the size of the unused portion of the SPV Credit Facility: (1) if the utilized portion of the aggregate commitments as of the close of business on such day is less than 35% of the aggregate commitments (the “Minimum Utilization Amount”), the commitment fee will equal the sum of (a) the then applicable margin multiplied by (i) the Minimum Utilization Amount minus (ii) the aggregate outstanding principal balance of the advances on such day and (b) 0.50% multiplied by 65% of the commitments and (2) if the utilized portion of the aggregate commitments is greater than or equal to the Minimum Utilization Amount, the commitment fee will equal 0.50% multiplied by the unused amount of the commitments. We have estimated the annual interest expense on borrowed funds and caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.
[7]	This item represents actual fees incurred on pre-incentive fee net investment income (income incentive fee) and actual fees payable for the capital gains incentive fee for the year ended December 31, 2025. As of December 31, 2025, there were no capital gains incentive fees payable in cash. For the year ended December 31, 2025, we accrued capital gains incentive fees (reversal) of $1.7 million in accordance with U.S. GAAP, which equals 0.25% of average net assets attributable to common stock; such amount has not been included in the estimated expenses figure reflected in the table above. The incentive fee consists of two parts: The first, payable quarterly in arrears, equals 20.0% of our pre-incentive fee net investment income, expressed as a rate of return on the value of our net assets (including interest that is accrued but not yet received in cash), subject to a 2.0% quarterly (8.0% annualized) hurdle rate and a “catch-up” provision measured as of the end of each calendar quarter. Under this provision, in any calendar quarter, our investment advisor receives no incentive fee until our pre-incentive fee net investment income equals the hurdle rate of 2.0% but then receives, as a “catch-up,” 100.0% of our pre-incentive fee net investment income with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 2.5%. The effect of this provision is that, if pre-incentive fee net investment income exceeds 2.5% in any calendar quarter, our investment advisor will receive 20.0% of our pre-incentive fee net investment income as if a hurdle rate did not apply. The second part, payable annually in arrears, equals 20.0% of our realized capital gains net of realized capital losses and unrealized capital depreciation, if any, on a cumulative basis from inception through the end of the fiscal year (or upon the termination of the Investment Advisory Agreement, as of the termination date), less the aggregate amount of any previously paid capital gain incentive fees. In accordance with U.S. GAAP, we accrue the capital gains incentive fee in our consolidated financial statements considering the fair value of investments on that date (i.e., the amount of fee which would be payable under a hypothetical liquidation based on the fair value of investments as of that date), which differs from the calculation of the amount payable in cash by the inclusion of unrealized capital appreciation. See Part I, Item 1. “Business - Management and Other Agreements-Investment Advisory Agreement” in our most recent Annual Report on Form 10-K.
[8]	Other expenses represent our estimated annual operating expenses, as a percentage of net assets attributable to common shares estimated for the year ended December 31, 2025, including professional fees, directors’ fees, insurance costs, expenses of our dividend reinvestment plan, and payments under the administration agreement based on our allocable portion of overhead and other expenses incurred by our administrator, expenses incurred in a money market fund, and our income tax provision (benefit) relating to deferred and current tax provision (benefit) for U.S. federal income taxes and excise, state and other taxes. See Part I, Item 1. “Business - Management and Other Agreements-Administration Agreement” in our most recent Annual Report on Form 10-K. Other expenses exclude interest payments on borrowed funds and, for issuances of debt securities or preferred stock, interest payments on debt securities and distributions with respect to preferred stock. “Other expenses” are based on actual other expenses for the year ended December 31, 2025.
[9]	“Total annual expenses, before base management fee waiver” as a percentage of consolidated net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets.
[10]	The Board of Directors accepted a voluntary, non-contractual, and unconditional waiver from the Investment Advisor to exclude any investments recorded as secured borrowings as defined under U.S. GAAP from the base management fee payable as of December 31, 2025. The base management fee waived for the year ended December 31, 2025 as of March 31, 2024 was $0.2 million.
[11]	The SEC requires that the “total annual expenses, net of base management fee waiver” percentage be calculated as a percentage of net assets (defined as total assets less total liabilities), rather than the total assets, including assets that have been purchased with borrowed amounts. If the “total annual expenses, net of base management fee waiver” percentage were calculated instead as a percentage of average consolidated total assets, our “total annual expenses, net of base management fee waiver” would be 6.58% of average consolidated total assets.